UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  March 31, 2007
                                                                ---------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------
         This Amendment  (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                       ---------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                       ---------------------------------------------------------
                       One Pacific Place, Suite 600
                       ---------------------------------------------------------
                       1125 South 103 Street
                       ---------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                       ---------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                       ---------------------------------------------------------
Title:                 President
                       ---------------------------------------------------------
Phone:                 402-391-1980
                       ---------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz          Omaha, Nebraska                     May 10, 2007
  --------------------          ---------------                     ------------
  Signature                     City, State                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              0
                                                       ------------------

Form 13F Information Table Entry Total:                        55
                                                       ------------------

Form 13F Information Table Value Total:                $5,378,630
                                                       ------------------
                                                       (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             31-Mar-07
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE
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     COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4             COLUMN 5           COLUMN 6      COLUMN 7      COLUMN 8
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                                                          VALUE       SHRS OR   SH/  PUT/      INVESTMENT      OTHER        VOTING
     NAME OF ISSUER         TITLE OF CLASS  CUSIP       (x$1000)      PRN AMT   PRN  CALL      DISCRETION    MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO         COM             025816109   127,972       2,269,000 SH                 Sole          N/A         Shared
AMERICAN INTL GROUP INC     COM             026874107   241,320       3,590,003 SH                 Sole          N/A         Shared
APOLLO GROUP INC            CL A            037604105   131,571       2,997,070 SH                 Sole          N/A         Shared
AUTOZONE INC                COM             053332102    12,956         101,110 SH                 Sole          N/A          Sole
BERKSHIRE HATHAWAY INC DEL  CL A            084670108    93,077             854 SH                 Sole          N/A         Shared
BERKSHIRE HATHAWAY INC DEL  CL B            084670207   359,938          98,884 SH                 Sole          N/A          Sole
CBRE REALTY FINANCE INC     COM             12498B307     9,262         700,100 SH                 Sole          N/A         Shared
CBS CORP NEW                CL B            124857202    80,800       2,641,400 SH                 Sole          N/A          Sole
CABELAS INC                 COM             126804301    69,552       2,803,402 SH                 Sole          N/A         Shared
CITIGROUP INC               COM             172967101       770          15,000 SH                 Sole          N/A          Sole
COINSTAR INC                COM             19259P300    44,224       1,412,915 SH                 Sole          N/A         Shared
COMCAST CORP NEW            CL A            20030N101   129,169       4,977,625 SH                 Sole          N/A          Sole
COMCAST CORP NEW            CL A SPL        20030N200     4,448         174,641 SH                 Sole          N/A         Shared
CONVERA CORP                CL A            211919105     2,104         670,000 SH                 Sole          N/A          Sole
CORINTHIAN COLLEGES INC     COM             218868107    14,867       1,081,242 SH                 Sole          N/A         Shared
COUNTRYWIDE FINANCIAL CORP  COM             222372104   376,189      11,182,784 SH                 Sole          N/A         Shared
CUMULUS MEDIA INC           CL A            231082108    42,403       4,520,620 SH                 Sole          N/A         Shared
DAILY JOURNAL CORP          COM             233912104     4,699         116,000 SH                 Sole          N/A          Sole
DELL INC                    COM             24702R101   143,807       6,195,900 SH                 Sole          N/A         Shared
DIAGEO P L C                SPON ADR NEW    25243Q205       607           7,500 SH                 Sole          N/A          Sole
DISCOVERY HOLDING CO        CL A COM        25468Y107    82,733       4,324,758 SH                 Sole          N/A          Sole
EXPEDIA INC DEL             COM             30212P105    92,256       3,980,000 SH                 Sole          N/A          Sole
FEDERAL HOME LN MTG CORP    COM             313400301    50,647         851,354 SH                 Sole          N/A         Shared
FEDERAL NATL MTG ASSN       COM             313586109   215,275       3,944,213 SH                 Sole          N/A         Shared
IAC INTERACTIVECORP         COM NEW         44919P300    94,494       2,505,800 SH                 Sole          N/A          Sole
INTELLIGENT SYS CORP NEW    COM             45816D100     3,801         883,999 SH                 Sole          N/A          Sole
LABORATORY CORP AMER HLDGS  COM NEW         50540R409       763          10,500 SH                 Sole          N/A          Sole
LABOR READY INC             COM NEW         505401208       116           6,125 SH                 Sole          N/A          Sole
LIBERTY GLOBAL INC          COM SER A       530555101    51,190       1,554,516 SH                 Sole          N/A          Sole
LIBERTY GLOBAL INC          COM SER C       530555309   217,033       7,083,309 SH                 Sole          N/A         Shared
LIBERTY MEDIA HLDG CORP     INT COM SER A   53071M104   282,941      11,878,287 SH                 Sole          N/A         Shared
LIBERTY MEDIA HLDG CORP     CAP COM SER A   53071M302   270,401       2,445,077 SH                 Sole          N/A         Shared
LOWES COS INC               COM             548661107     3,891         123,550 SH                 Sole          N/A         Shared
MOHAWK INDS INC             COM             608190104    65,567         799,110 SH                 Sole          N/A         Shared
NEWCASTLE INVT CORP         COM             65105M108    43,384       1,564,521 SH                 Sole          N/A         Shared
NEWS CORP                   CL A            65248E104    30,056       1,300,000 SH                 Sole          N/A          Sole
OMNICARE INC                COM             681904108   106,567       2,679,575 SH                 Sole          N/A         Shared
OPTEUM INC                  CL A            68384A100     3,150         700,000 SH                 Sole          N/A          Sole
PEDIATRIX MED GROUP         COM             705324101       856          15,000 SH                 Sole          N/A          Sole
REDWOOD TR INC              COM             758075402   237,099       4,543,870 SH                 Sole          N/A         Shared
SLM CORP                    COM             78442P106     8,180         200,000 SH                 Sole          N/A          Sole
SIX FLAGS INC               COM             83001P109    28,482       4,739,100 SH                 Sole          N/A          Sole
SYSCO CORP                  COM             871829107     1,373          40,600 SH                 Sole          N/A          Sole
TD AMERITRADE HLDG CORP     COM             87236Y108     8,203         551,250 SH                 Sole          N/A          Sole
TELEPHONE & DATA SYS INC    COM             879433100    14,905         250,000 SH                 Sole          N/A          Sole
TELEPHONE & DATA SYS INC    SPL COM         879433860   199,020       3,560,291 SH                 Sole          N/A         Shared
TYCO INTL LTD NEW           COM             902124106   296,695       9,403,957 SH                 Sole          N/A         Shared
US BANCORP DEL              COM NEW         902973304     3,497         100,000 SH                 Sole          N/A          Sole
U S G CORP                  COM NEW         903293405    64,732       1,386,725 SH                 Sole          N/A         Shared
UNITED PARCEL SERVICE INC   CL B            911312106    53,451         762,500 SH                 Sole          N/A          Sole
UNITEDHEALTH GROUP INC      COM             91324P102   340,423       6,426,716 SH                 Sole          N/A         Shared
WAL MART STORES INC         COM             931142103   244,734       5,212,653 SH                 Sole          N/A         Shared
WASHINGTON POST CO          CL B            939640108   212,864         278,800 SH                 Sole          N/A          Sole
WELLPOINT INC               COM             94973V107   151,836       1,872,212 SH                 Sole          N/A         Shared
WELLS FARGO & CO NEW        COM             949746101     8,280         240,474 SH                 Sole          N/A         Shared
                                                      -------------------------
                         55                           5,378,630     131,774,892
                                                      =========================
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